Condensed Statement of Cash Flows (Unaudited) - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Cash Flows from Operating Activities:
Net income	$ 207,678	$ 2,572,823
Adjustments to reconcile net income to net cash used in operating activities:
Formation costs paid through promissory note – related party	4,697
Payment of general and administrative costs through advances from related party	12,420
Interest income earned on marketable securities held in Trust Account	(1,376,013)	(4,128,353)
Unrealized gain on marketable securities held in Trust Account	(91,876)
Share-based compensation expense	1,023,997
Changes in operating assets and liabilities:
Prepaid expenses	(23,776)	16,290
Long-term prepaid insurance	(128,333)	35,000
Accounts payable and accrued expenses	91,037	942,798
Net cash used in operating activities	(280,169)	(561,442)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(230,000,000)
Net cash used in investing activities	(230,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	224,825,000
Proceeds from sale of Private Placement Units	6,600,000
Underwriters’ reimbursement	575,000
Repayment of promissory note – related party	(98,194)
Payment of offering costs	(344,300)	(4,090)
Net cash used in financing activities	231,557,506	(4,090)
Net Change in Cash	1,277,337	(565,532)
Cash – Beginning of period		1,277,337
Cash – End of period	1,277,337	$ 711,805
Noncash investing and financing activities:
Offering costs included in accrued offering costs	89,090
Deferred offering costs paid through promissory note – related party	81,002
Deferred underwriting fee payable	$ 9,200,000